COMMITMENTS AND CONTINGENCIES (Narrative) (Details)				1 Months Ended		12 Months Ended
	Jul. 10, 2020 USD ($) shares	Apr. 03, 2019 ft²	Jun. 01, 2018 ft²	Apr. 30, 2018 USD ($)	May 01, 2016 ft²	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Mar. 02, 2021 USD ($)	May 01, 2017
Payroll taxes payable						$ 3,146	$ 115,111
Long-term debt and payables						0	37,210
Rental expense						21,341	12,104
Annual escalation percentage			3.00%							3.00%
Software maintenance fees						300,000
Monthly lease payment						$ 25,098
Area of lease | ft²		10,203	4,400		8,308	14,603
Right-of-use model (ROU) asset						$ 196,144	430,146
Right-of-use model (ROU) asset						644,245
Operating lease liability						202,797
Chief Executive Officer [Member]
Compensation to be paid in addition to base salary in separation payments	$ 75,000
Annual salary				$ 249,260
Annual Car allowance				$ 18,000
Percentage of gross revenue				1.00%
One-time charge which will be amortized in equal amounts over the 36-month term of the separation agreement	747,788
Payment for life insurance owed under separation agreement	1,200
Payment for health insurance owed under separation agreement	$ 1,700
Number of unvested options that became exercisable on the Separation Date | shares	50,358
Value of unvested options that became exercisable on the Separation Date	$ 95,127
Attorneys fees	$ 17,000
Jacksonville, Florida [Member]
Rental expense						$ 279,975	$ 262,710
Subsequent Event [Member]
Payroll taxes payable								$ 3,146
Subsequent Event [Member] | Chief Executive Officer [Member]
Lump sum payment owed under separation agreement									$ 124,631